Subsequent Events:	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events:

13. Subsequent Events:

  Quarterly Series A Preferred unit cash distribution: On January 20, 2020, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from November 12, 2019 to February 11, 2020. The cash distribution was paid on February 12, 2020, to all Series A preferred unitholders of record as of February 5, 2020.

  Quarterly Series B Preferred unit cash distribution: On January 30, 2020, the Partnership’s Board of Directors declared a cash distribution of $0.546875 per unit on its Series B Preferred Units for the period from November 22, 2019 to February 21, 2020. The cash distribution was paid on February 24, 2020, to all Series B preferred unitholders of record as of February 17, 2020.

  Covid-19 outbreak: The outbreak of COVID-19, which originated in China in December 2019 and subsequently spread to most developed nations of the world, has resulted in the implementation of numerous actions taken by governments and governmental agencies in an attempt to mitigate the spread of the virus.  These measures have resulted in a significant reduction in global economic activity and extreme volatility in the global financial markets. The reduction of economic activity has significantly reduced the global demand for oil, refined petroleum products and LNG. The Partnership expects that the impact of the COVID-19 virus and the uncertainty in the supply of oil will continue to cause volatility in the commodity markets. Although to date there has not been any significant effect in the Partnership’s operating activities due to COVID-19, the extent to which COVID-19 will impact the Partnership’s results of operation and financial condition will depend on future developments, which are highly uncertain and cannot be predicted, including among others, new information which may emerge concerning the severity of the virus and the actions to contain or treat its impact. An estimate of the impact cannot therefore be made at this time.